Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended	5 Months Ended		6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2026
General and administrative costs	$ 1,281,804	$ 1,260,211		$ 1,555,530
Loss from operations	(1,281,804)	(1,260,211)		(1,555,530)
Other income:
Interest income on marketable securities held in Trust Account	(2,119,699)	(1,376,013)		(4,128,353)
Interest income on marketable securities held in Trust Account	2,119,699	1,376,013		4,128,353
Unrealized gain on marketable securities held in Trust Account		91,876
Total other income	2,119,699	1,467,889		4,128,353
Net income	$ 837,895	$ 207,678		$ 2,572,823
Class A Ordinary Shares
Other income:
Weighted average shares outstanding, basic (in Shares)	23,660,000	8,576,750		23,660,000
Weighted average shares outstanding, diluted (in Shares)	23,660,000	8,576,750		23,660,000
Basic net income per share (in Dollars per share)	$ 0.03	$ 0.01		$ 0.08
Diluted net income per share (in Dollars per share)	$ 0.03	$ 0.01		$ 0.08
Class B Ordinary Shares
Other income:
Weighted average shares outstanding, basic (in Shares)	7,666,667	7,029,167	[1]	7,666,667
Weighted average shares outstanding, diluted (in Shares)	7,666,667	7,235,417	[1]	7,666,667
Basic net income per share (in Dollars per share)	$ 0.03	$ 0.01		$ 0.08
Diluted net income per share (in Dollars per share)	$ 0.03	$ 0.01		$ 0.08

[1]	On November 3, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).